OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2013	2012

Government institutions	128	700
Deferred installation expenses	526	540
Deposits	368	650
	1,022	1,890